Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Asset and Liability Management Derivative Positions of Company

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2015
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$3,050	$73	4.43	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	1,772	7	9.22	5,009	146	1.13
Net investment hedges
Foreign exchange forward contracts	1,140	4	.04	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	3,812	17	.07	452	1	.06
Sell	3,201	12	.09	2,559	7	.12
Options
Purchased	2,935	–	.06	–	–	–
Written	3,199	29	.10	5	1	.08
Receive fixed/pay floating swaps	3,733	42	9.98	4,748	18	10.18
Pay fixed/receive floating swaps	287	2	9.82	4,158	35	9.97
Foreign exchange forward contracts	3,023	13	.01	2,380	10	.03
Equity contracts	62	–	.47	24	1	.82
Credit contracts	1,192	2	2.58	2,821	3	2.99
Other(a)	36	–	.04	662	64	2.60
Total	$27,442	$201		$22,818	$286

December 31, 2014
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$2,750	$65	5.69	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	272	6	7.76	5,748	315	1.94
Receive fixed/pay floating swaps	250	–	.16	–	–	–
Net investment hedges
Foreign exchange forward contracts	1,047	31	.04	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	4,839	45	.07	60	–	.08
Sell	448	10	.13	6,713	62	.09
Options
Purchased	2,500	–	.06	–	–	–
Written	2,643	31	.08	4	–	.11
Receive fixed/pay floating swaps	3,552	14	10.22	250	1	10.22
Pay fixed/receive floating swaps	15	–	10.22	–	–	–
Foreign exchange forward contracts	510	3	.03	6,176	41	.02
Equity contracts	86	3	.60	–	–	–
Credit contracts	1,247	3	3.29	2,282	5	2.85
Other(a)	58	4	.03	390	48	3.20
Total	$20,217	$215		$21,623	$472
(a)	Includes short-term underwriting purchase and sale commitments with total asset and liability notional values of $36 million and $58 million at December 31, 2015 and 2014, respectively, and derivative liability swap agreements related to the sale of a portion of the Company’s Class B common shares of Visa Inc. The Visa swap agreements had a total notional value, fair value and weighted average remaining maturity of $626 million, $64 million and 2.75 years at December 31, 2015, respectively, compared to $332 million, $44 million and 3.75 years at December 31, 2014, respectively.

Customer-Related Derivative Positions of Company

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years

December 31, 2015
Interest rate contracts
Receive fixed/pay floating swaps	$32,647	$1,097	5.69	$14,068	$54	4.71
Pay fixed/receive floating swaps	10,685	43	4.55	35,045	1,160	5.74
Options
Purchased	8,705	10	2.61	146	1	2.23
Written	146	2	2.23	8,482	9	2.57
Futures
Buy	–	–	–	2,859	2	.84
Sell	45	–	.97	–	–	–
Foreign exchange rate contracts
Forwards, spots and swaps	18,399	851	.59	17,959	830	.58
Options
Purchased	1,485	43	1.19	–	–	–
Written	–	–	–	1,485	43	1.19
Total	$72,112	$2,046		$80,044	$2,099

December 31, 2014
Interest rate contracts
Receive fixed/pay floating swaps	$21,724	$888	6.09	$5,880	$24	3.79
Pay fixed/receive floating swaps	4,622	26	3.27	21,821	892	6.08
Options
Purchased	4,409	10	3.79	24	–	2.42
Written	24	–	2.42	4,375	10	3.79
Futures
Buy	1,811	–	.22	226	–	.45
Sell	152	–	1.08	46	–	1.73
Foreign exchange rate contracts
Forwards, spots and swaps	17,062	890	.52	14,645	752	.59
Options
Purchased	976	39	.44	–	–	–
Written	–	–	–	976	39	.44
Total	$50,780	$1,853		$47,993	$1,717

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2015	2014	2013	2015	2014	2013

Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts(a)	$(15)	$(26)	$25	$(120)	$(115)	$(118)
Net investment hedges
Foreign exchange forward contracts	101	130	(45)	–	–	–
Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2015, 2014 and 2013.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2015	2014	2013

Asset and Liability Management Positions
Fair value hedges(a)
Interest rate contracts	Other noninterest income	$7	$29	$(9)
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	186	(122)	615
Purchased and written options	Mortgage banking revenue	191	287	243
Receive fixed/pay floating swaps	Mortgage banking revenue	139	384	(322)
Pay fixed/receive floating swaps	Mortgage banking revenue	(33)	–	–
Foreign exchange forward contracts	Commercial products revenue	108	(29)	49
Equity contracts	Compensation expense	(1)	2	2
Credit contracts	Other noninterest income	2	–	6
Other	Other noninterest income	–	(43)	–

Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	360	686	(361)
Pay fixed/receive floating swaps	Other noninterest income	(320)	(652)	378
Purchased and written options	Other noninterest income	3	–	–
Futures	Other noninterest income	1	–	–
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	74	66	51
Purchased and written options	Commercial products revenue	2	1	–
(a)	Gains (Losses) on items hedged by interest rate contracts included in noninterest income (expense), were $(7) million, $(27) million and $8 million for the years ended December 31, 2015, 2014 and 2013, respectively. The ineffective portion was immaterial for the years ended December 31, 2015, 2014 and 2013.